Other (Expenses) Income Net - Summary of Other Expenses, Net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance (costs) income
Accretion on lease liabilities	$ (7,520)	$ (7,697)
Change in fair value of investment at FVTPL	0	(575)
Financial guarantee liability recovery	72	48
Other finance (costs) recoveries	143	300
Interest income	612	763
Total finance costs	(6,693)	(7,161)
Change in fair value of derivative warrants	26	4,374
Bargain purchase gain	0	5,456
Transaction costs	(1,649)	(3,884)
Foreign exchange loss	(1,109)	(583)
Other Expenses, Net	$ (9,425)	$ (1,798)